Stock-based compensation - Summary of incentive plan for members of the Board of Directors (Details) - Directors - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Restricted Stock Award
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Nonvested Roll Forward
Non-vested at beginning of period	0	0	0
Granted	0	1,052	25,159
Vested	0	(1,052)	(25,159)
Forfeited	0	0	0
Non-vested at end of period	0	0	0
Weighted-Average Grant Date Fair Value
Non-vested at beginning of period	$ 0	$ 0	$ 0
Granted	0	49.25	46.71
Vested	0	49.25	46.71
Forfeited	0	0	0
Non-vested at end of period	$ 0	$ 0	$ 0
Restricted Stock Units (RSUs)
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Nonvested Roll Forward
Non-vested at beginning of period	0	0	0
Granted	43,866	27,449	0
Vested	(43,866)	(27,449)	0
Forfeited	0	0	0
Non-vested at end of period	0	0	0
Weighted-Average Grant Date Fair Value
Non-vested at beginning of period	$ 0	$ 0	$ 0
Granted	35.47	57.64	0
Vested	35.47	57.64	0
Forfeited	0	0	0
Non-vested at end of period	$ 0	$ 0	$ 0